Virtus Seix High Grade Municipal Bond Fund

and Virtus Seix Investment Grade Tax-Exempt Bond Fund,

each a series of Virtus Asset Trust

Supplement dated November 30, 2018, to the Summary Prospectuses dated July 23, 2018,

and the Virtus Asset Trust Statutory Prospectus,

dated July 23, 2018, each as supplemented

Important Notice to Investors

Effective December 1, 2018, the funds’ investment adviser, Virtus Fund Advisers, LLC, will implement more favorable expense limitation arrangements. These changes are described in more detail below.

Virtus Seix High Grade Municipal Bond Fund

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes will be replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class I	Class T
Management Fees	0.50%	0.50%	0.50%
Distribution and Shareholder Servicing (12b-1) Fees	0.15%	None	0.25%
Other Expenses	0.30%(a)	0.35%(a)	0.30%(b)
Acquired Fund Fees and Expenses	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses(c)	0.97%	0.87%	1.07%
Less: Fee Waiver and/or Expense Reimbursement(d)	(0.20)%	(0.25)%	(0.15)%
Total Annual Fund Operating Expenses After Expense Reimbursement(d)	0.77%	0.62%	0.92%
(a)	Restated to reflect current fees and expenses.
(b)	Estimated for current fiscal year, as annualized.
(c)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
(d)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.75% for Class A Shares, 0.60% for Class I Shares and 0.90% for Class T Shares through April 30, 2020. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years after the date on which incurred or waived.

Under “Fees and Expenses”, the “Example” table is hereby replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$351	$556	$778	$1,414
Class I	Sold or Held	$63	$253	$458	$1,049
Class T	Sold or Held	$342	$567	$811	$1,510

Virtus Seix Investment Grade Tax-Exempt Bond Fund

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes will be replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class I	Class T
Management Fees	0.50%	0.50%	0.50%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	None	0.25%
Other Expenses	0.26%(a)	0.31%(a)	0.26%(b)
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses(c)	1.02%	0.82%	1.02%
Less: Fee Waiver and/or Expense Reimbursement(d)	(0.26)%	(0.21)%	(0.21)%
Total Annual Fund Operating Expenses After Expense Reimbursement(d)	0.76%	0.61%	0.81%
(a)	Restated to reflect current fees and expenses.
(b)	Estimated for current fiscal year, as annualized.
(c)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
(d)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.75% for Class A Shares, 0.60% for Class I Shares and 0.80% for Class T Shares through April 30, 2020. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the date on which incurred or waived.

Under “Fees and Expenses”, the “Example” table is hereby replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$350	$566	$798	$1,466
Class I	Sold or Held	$62	$241	$434	$994
Class T	Sold or Held	$331	$546	$779	$1,448

Both Funds

In the first table in the section “More Information About Fund Expenses” on page 128 of the statutory prospectus, the row corresponding to each fund will be replaced with the following:

	Class A Shares	Class C Shares	Class I Shares	Class R Shares	Class R6 Shares	Class T Shares	Through Date
Virtus Seix High Grade Municipal Bond Fund	0.75%	N/A	0.60%	N/A	N/A	0.90%	April 30, 2020
Virtus Seix Investment Grade Tax-Exempt Bond Fund	0.75%	N/A	0.60%	N/A	N/A	0.80%	April 30, 2020

Investors should retain this supplement with the Prospectuses for future reference.

VAT 8622/SeixHGMB&SeixIGTEB NewExpCaps (11/18)

Virtus Silvant Small-Cap Growth Stock Fund

and Virtus Zevenbergen Innovative Growth Stock Fund,

each a series of Virtus Asset Trust

Supplement dated November 30, 2018, to the Summary Prospectuses dated July 23, 2018,

and the Virtus Asset Trust Statutory Prospectus,

dated July 23, 2018, each as supplemented

Important Notice to Investors

Virtus Silvant Small-Cap Growth Stock Fund

Effective December 1, 2018, the fund’s investment adviser, Virtus Fund Advisers, LLC, will implement more favorable expense limitation arrangements. These changes are described in more detail below.

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes will be replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I	Class T
Management Fees	0.85%	0.85%	0.85%	0.85%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	1.00%	None	0.25%
Other Expenses	0.54%(b)	0.55%(b)	0.64%(b)	0.54%(c)
Total Annual Fund Operating Expenses	1.64%	2.40%	1.49%	1.64%
Less: Fee Waiver and/or Expense Reimbursement(d)	(0.37)%	(0.47)%	(0.34)%	(0.22)%
Total Annual Fund Operating Expenses After Expense Reimbursement(d)	1.27%	1.93%	1.15%	1.42%
(b)	Restated to reflect current fees and expenses.
(c)	Estimated for current fiscal year, as annualized.
(d)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.27% for Class A Shares, 1.93% for Class C Shares, 1.15% for Class I Shares and 1.42% for Class T Shares through April 30, 2020. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the date on which incurred or waived.

Under “Fees and Expenses”, the “Example” table is hereby replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$697	$1,028	$1,383	$2,378
Class C	Sold	$296	$704	$1,238	$2,701
	Held	$196	$704	$1,238	$2,701
Class I	Sold or Held	$117	$438	$781	$1,750
Class T	Sold or Held	$391	$733	$1,099	$2,127

Virtus Zevenbergen Innovative Growth Stock Fund

Effective December 1, 2018, the fund’s investment adviser, Virtus Fund Advisers, LLC, will contractually lower the fund’s investment management fee and implement more favorable expense limitation arrangements. These changes are described in more detail below.

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes will be replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class I	Class T
Management Fees	0.80%	0.80%	0.80%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	None	0.25%
Other Expenses	0.56%(a)	0.58%(a)	0.56%(b)
Total Annual Fund Operating Expenses	1.61%	1.38%	1.61%
Less: Fee Waiver and/or Expense Reimbursement(c)	(0.36)%	(0.38)%	(0.11)%
Total Annual Fund Operating Expenses After Expense Reimbursement(c)	1.25%	1.00%	1.50%
(a)	Restated to reflect certain contract and expense allocation changes.
(b)	Estimated for current fiscal year, as annualized.
(c)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.25% for Class A Shares, 1.00% for Class I Shares and 1.50% for Class T Shares through April 30, 2020. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the date on which incurred or waived.

Under “Fees and Expenses”, the “Example” table is hereby replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$695	$1,021	$1,369	$2,348
Class I	Sold or Held	$102	$400	$719	$1,624
Class T	Sold or Held	$399	$745	$1,115	$2,153

Under “Management Fees” in the section “Management of the Funds” beginning on page 169 of the statutory prospectus, the second table showing management fees will be revised to disclose the fee for Virtus Zevenbergen Innovative Growth Stock Fund as 0.80%.

Both Funds

Effective December 1, 2018, in the first table in the section “More Information About Fund Expenses” on page 128 of the statutory prospectus, the row corresponding to each fund will be replaced with the following:

	Class A Shares	Class C Shares	Class I Shares	Class R Shares	Class R6 Shares	Class T Shares	Through Date
Virtus Silvant Small-Cap Growth Stock Fund	1.27%	1.93%	1.15%	N/A	N/A	1.42%	April 30, 2020
Virtus Zevenbergen Innovative Growth Stock Fund	1.25%	N/A	1.00%	N/A	N/A	1.50%	April 30, 2020

Investors should retain this supplement with the Prospectuses for future reference.

VAT 8622/SilvantSCGS&ZevenbergerIGS NewExpCaps (11/18)

Virtus Seix High Grade Municipal Bond Fund,

Virtus Seix Investment Grade Tax-Exempt Bond Fund,

Virtus Silvant Small-Cap Growth Stock Fund

and Virtus Zevenbergen Innovative Growth Stock Fund,

each a series of Virtus Asset Trust

Supplement dated November 30, 2018 to the Statement of

Additional Information (“SAI”) dated July 23, 2018, as supplemented

Important Notice to Investors

Effective December 1, 2018, under the heading “Investment Advisory Agreement and Expense Limitation Agreement” in the section “Investment Advisory and Other Services” on pages 93-95 of the funds’ SAI, the rows in the second table corresponding to the funds will be replaced with the following and the new footnote added after the table:

	Class A Shares	Class C Shares	Class I Shares	Class R Shares	Class R6 Shares	Class T Shares
Virtus Seix High Grade Municipal Bond Fund(1)	0.75%	N/A	0.60%	N/A	N/A	0.90%
Virtus Seix Investment Grade Tax-Exempt Bond Fund(1)	0.75%	N/A	0.60%	N/A	N/A	0.80%
Virtus Silvant Small-Cap Growth Stock Fund(1)	1.27%	1.93%	1.15%	N/A	N/A	1.42%
Virtus Zevenbergen Innovative Growth Stock Fund(1)	1.25%	N/A	1.00%	N/A	N/A	1.50%

(1) Contractual through April 30, 2020.

Investors should retain this supplement with the SAI for future reference.

VAT 8622B SAI/4Funds NewExpCaps (11/18)